Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting—The accompanying financial statements have been prepared under the accrual basis of accounting in accordance with accounting principles generally accepted in the U.S. (“GAAP”).
Investment Valuation and Income Recognition—The Plan’s investments are stated at fair value.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date.
Net appreciation in fair value of investments includes realized and unrealized gains and losses on investments sold or held during the year.
Management fees and operating expenses of the Plan’s investment funds are generally paid by the investment funds and are reflected as a reduction of investment return for such investments. A portion of the management fees for certain investment funds is returned to the Plan to pay administrative expenses or may be allocated to participants, which is a practice commonly referred to as “revenue sharing.”
Revenue Sharing—Revenue sharing is placed in an “ERISA Account” which is invested in a money market fund and included in participant-directed investments in the accompanying Statements of Net Assets Available for Benefits. Total revenue sharing, including interest, was $1.3 million and $2.5 million in 2025 and 2024, respectively. Revenue sharing was first used to pay the fees of Fidelity and its affiliates aggregating to $0.3 million and $1.6 million in 2025 and 2024, respectively. In addition, administrative expenses were paid out of the ERISA Account in the amount of $0.4 million and $0.5 million in 2025 and 2024, respectively. The balance in the ERISA Account was $1.2 million and $0.7 million as of December 31, 2025 and 2024, respectively.
Although the Plan allows for the calculated excess in the ERISA Account, as determined by the Plan Administrator, to be allocated to participant accounts pro rata in proportion to their account balances, no amounts were taken out of the ERISA Account and allocated to participant accounts during the years ended December 31, 2025 and 2024.
Effective in early 2025, revenue sharing began to be credited to participant accounts based on each account’s proportional investment in the generating fund.
Notes Receivable from Participants—Participant loans are valued at their amortized cost, which represents the unpaid principal balance plus accrued interest. Interest income is recorded on an accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be in default, the participant account balance is reduced, and a benefit payment is recorded.
Payment of Benefits—Benefits are recorded when paid.
Use of Estimates—The preparation of financial statements in conformity with U.S. GAAP requires the Plan’s management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results may differ from those estimates.
Risks and Uncertainties—The Plan invests in various securities as directed by the participants among the investment options offered under the Plan, including mutual funds, common/collective trusts and CBRE Group’s common stock. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk and economic risks due to overall market volatility, including recession. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of the investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the accompanying financial statements and notes.
The Plan invests through mutual funds in the securities of foreign companies, which involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, potentially less reliable information about issuers, different securities transaction clearance and settlement practices, and possible adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.